DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Credit-risk-related Contingent Features (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivatives in a net liability position	$ 4,240	$ 1,827
Termination value	4,240	1,827
Required collateral	$ 4,470	$ 350